Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Jun. 30, 2025
Statement of Financial Position [Abstract]
Ordinary share, par value (in Dollars per share)	$ 0.00008	$ 0.00008
Ordinary share, shares authorized	625,000,000	625,000,000
Ordinary share, shares issued	13,949,900	12,500,000
Ordinary share, shares outstanding	13,949,900	12,500,000